PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other deposits	¥ 3,952		¥ 3,931
Receivable related to financial services (Note 2)	3,679		2,462
Prepaid expenses	224		454
Interest receivables	621		350
Others	556		658
Total	¥ 9,032	$ 1,418	¥ 7,855